Income taxes - Narrative (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets, non-capital operating loss carryforwards	$ 43,882
Non-capital losses for income tax purposes	185,614
Valuation allowance, amount	881	$ 1,035
Operating loss carryforwards, not subject to expiration	$ 7,664